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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       JUNE 30, 2005
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             DRAKE CAPITAL MANAGEMENT, LLC
                  ------------------------------
Address:          660 MADISON AVENUE, 16TH FLOOR
                  ------------------------------
                  NEW YORK, NY 10021
                  ------------------------------


Form 13F File Number:  028-10670
                     ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             STACEY L. FELLER
                  -----------------------------
Title:            CHIEF FINANCIAL OFFICER
                  -----------------------------
Phone:            (212) 756-1211
                  -----------------------------

Signature, Place, and Date of Signing:


 /s/ Stacey L. Feller                New York, NY             August 12, 2005
--------------------------       ----------------------    ---------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                         ----------------
Form 13F Information Table Entry Total:            56
                                         ----------------

Form 13F Information Table Value Total:    $  426,567
                                         ----------------
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

         NONE




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

                                                FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE        SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 AES CORPORATION          BOND     00130HAN5    1,700   1,700,000  PRN            SOLE                     1,700,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 AIRTRAN HOLDINGS INC     BOND     00949PAB4   19,727  18,475,000  PRN            SOLE                    18,475,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 ALLOY, INC.              BOND     019855AB1    9,988  11,500,000  PRN            SOLE                    11,500,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 ARTESYN
 TECHNOLOGIES INC         BOND     043127AB5   18,059  14,260,000  PRN            SOLE                    14,260,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 BEAZER HOMES USA INC     BOND     07556QAL9    8,703   6,500,000  PRN            SOLE                     6,500,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 BUNGE LTD FIN CORP       BOND     120568AE0   23,730  12,000,000  PRN            SOLE                    12,000,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 CHURCH & DWIGHT INC      BOND     171340AC6   17,566  13,215,000  PRN            SOLE                    13,215,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 CONTINENTAL
 AIRLINES INC             BOND     210795PD6    1,499   1,750,000  PRN            SOLE                     1,750,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 DECODE GENETICS INC      BOND     243586AB0      462     500,000  PRN            SOLE                       500,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 DELTA AIRLINES INC       BOND     247361YP7    2,217   6,065,000  PRN            SOLE                     6,065,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 EQUIN0X INC              BOND     29444UAE6    1,219   1,000,000  PRN            SOLE                     1,000,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 EVERGREEEN RES INC       BOND     299900AB6   26,888  15,000,000  PRN            SOLE                    15,000,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 GREY GLOBAL GROUP INC    BOND     39787MAB4   19,573  16,500,000  PRN            SOLE                    16,500,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 GUITAR CTR MGMT INC      BOND     402040AC3   29,314  17,000,000  PRN            SOLE                    17,000,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 HALLIBURTON CO.          BOND     406216AM3   13,819  10,000,000  PRN            SOLE                    10,000,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 HARRINGTON WEST
 FINANCIAL GROUP          BOND     413875AH8    2,920   2,000,000  PRN            SOLE                     2,000,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 JETBLUE AIRWAYS CORP     BOND     477143AC5   11,107  10,750,000  PRN            SOLE                    10,750,000      0     0
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 KAYDON CORP              BOND     486587AB4    3,249   3,000,000  PRN            SOLE                     3,000,000      0     0
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 LENNAR CORP              BOND     526057AF1   27,020  30,000,000  PRN            SOLE                    30,000,000      0     0
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 MAGNA
 ENTERTAINMENT CORP       BOND     559211AC1   11,463  11,797,000  PRN            SOLE                    11,797,000      0     0
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 MEMBERWORKS INC          BOND     586002AB3    1,783   1,560,000  PRN            SOLE                     1,560,000      0     0
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 MILLENNIUM
 PHARMACEUTICALS INC      BOND     599902AB9   10,773  10,831,000  PRN            SOLE                    10,831,000      0     0
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 NEXTEL
 COMMUNICATIONS INC       BOND     65332VAY9    2,459   2,450,000  PRN            SOLE                     2,450,000      0     0
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 PRG-SCHULTZ
 INTERNATIONAL INC        BOND     69357CAA5      164     200,000  PRN            SOLE                       200,000      0     0
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 PRIMUS
 TELECOMMUNICATIONS
 GROUP                    BOND     741929AN3    1,874   7,500,000  PRN            SOLE                     7,500,000      0     0
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


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

                                                FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE        SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
 QLT INC                  BOND     746927AB8    1,964   2,100,000  PRN            SOLE                     2,100,000      0     0
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 RELIANT ENERGY INC       BOND     75952BAD7   20,553  14,000,000  PRN            SOLE                    14,000,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 SEROLOGICALS CORP        BOND     817523AB9    5,528   3,500,000  PRN            SOLE                     3,500,000      0     0
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 SILICON
 VY BANCSHARES            BOND     827064AC0    7,169   5,000,000  PRN            SOLE                     5,000,000      0     0
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 STEEL DYNAMICS INC       BOND     858119AD2   32,590  20,000,000  PRN            SOLE                    20,000,000      0     0
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 TEKELEC                  BOND     879101AE3    7,905   7,500,000  PRN            SOLE                     7,500,000      0     0
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 WALTER INDS INC          BOND     93317QAC9   32,869  14,000,000  PRN            SOLE                    14,000,000      0     0
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 PLACER DOME INC          BOND     725906AK7    3,743   3,500,000  PRN            SOLE                     3,500,000      0     0
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 ELECTRONIC DATA
 SYST NEW                EQUITY    285661104      424      22,000  PRN            SOLE                        22,000      0     0
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 FISHER SCIENTIFIC
 INTL INC                EQUITY    338032204    3,193      49,200   SH            SOLE                        49,200      0     0
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 INTERPUBLIC GROUP
 COS INC.                EQUITY    460690100    4,624     379,600   SH            SOLE                       379,600      0     0
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 SCHEIN HENRY INC        EQUITY    806407102    2,421      58,300   SH            SOLE                        58,300      0     0
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 GLOBAL CROSSING LTD     EQUITY    G3921A175      341      20,000   SH            SOLE                        20,000      0     0
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 AIRTAN HLDGS INC        OPTION    00949P108    1,385     150,000   SH     PUT    SOLE                       150,000      0     0
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 ALLOY, INC.             OPTION    019855105    1,542     300,000   SH    CALL    SOLE                       300,000      0     0
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 AGILENT
 TECHNOLOGIES INC        OPTION    00846U101    4,604     200,000   SH     PUT    SOLE                       200,000      0     0
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 CONTINENTAL
 AIRLINES INC            OPTION    210795308      822      61,900   SH     PUT    SOLE                        61,900      0     0
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 CHURCH & DWIGHT INC     OPTION    171340102    3,113      86,000   SH    CALL    SOLE                        86,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 CALPINE CORP            OPTION    131347106    1,020     300,000   SH     PUT    SOLE                       300,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 DELTA AIRLINES INC      OPTION    247361108      188      50,000   SH     PUT    SOLE                        50,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 GENERAL MOTORS CORP     OPTION    370442105    8,500     250,000   SH     PUT    SOLE                       250,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 MILLICOM INTL
 CELLELAR S A            OPTION    L6388F110    3,672     200,000   SH     PUT    SOLE                       200,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 SEROLOGICALS CORP       OPTION    817523103    1,126      53,000   SH    CALL    SOLE                        53,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 SHANDA INTERACTIVE
 ENTMT LTD               OPTION    81941Q203    3,146      85,500   SH     PUT    SOLE                        85,500      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 UNITEDGLOBALCOM         OPTION    913247508      475      50,000   SH     PUT    SOLE                        50,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 WALTER INDS INC         OPTION    93317Q105    2,010      50,000   SH    CALL    SOLE                        50,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 FAIRCHILD
 SEMICONDUCTOR INTL       BOND     303727AJ0      487     500,000  PRN            SOLE                       500,000      0     0
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 EMBRATEL              SPONSORED
 PARTICIPACOES S A         ADR     29081N209    1,318     125,000   SH            SOLE                       125,000      0     0
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 EXXON MOBIL CORP        EQUITY    30231G102    1,150      20,000   SH            SOLE                        20,000      0     0
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 MOBILE                SPONSORED
 TELESYSTEMS OJSC          ADR     607409109      673      20,000   SH            SOLE                        20,000      0     0
-----------------------------------------------------------------------------------------------------------------------------------
 SHANDA INTERACTIVE
 ENTMT LTD             SPONSORED   81941Q203      736      20,000   SH            SOLE                        20,000      0     0
                           ADR
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

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